Transactions with Related Parties	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties (Abstract)
Transactions with Related Parties

4. Transactions with Related Parties:

Global Services Agreement: On December 1, 2010, DryShips entered into a Global Services Agreement with Cardiff Marine Inc. ("Cardiff"), effective December 21, 2010, pursuant to which the Company has engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provides consulting services related to identifying, sourcing, negotiating and arranging new employment for offshore assets of the Company and its subsidiaries, including the Company's drilling units; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of the Company and its subsidiaries, including the Company's drilling units. In consideration of such services, DryShips pays Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. For the six-month periods ended June 30, 2012 and 2011, the Company incurred costs of $2,815 and $5,694, respectively, as fees related to the Global Services Agreement, of which $2,815 and $801, respectively, were related to employment arrangements and $0 and $4,893 were related to sale and purchase activities. The Company does not pay for services provided in accordance with this agreement since equal equity contributions are made by its parent company DryShips. Costs from the Global Services Agreement are expensed in the accompanying unaudited interim condensed consolidated statements of operations or capitalized as a component of "Advances for rigs and drillships under construction", as applicable and as a shareholders contribution to capital.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between DryShips and Vivid Finance Limited ("Vivid"), a related party entity incorporated in Cyprus, Vivid provides the Company and its parent, DryShips, with financing-related services such as (i) negotiating and arranging new loans and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts; (ii) renegotiating existing loan facilities and other debt instruments; and (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties; and (iii) by DryShips after providing written notice to Vivid at least 30 days prior to the actual termination date. The Company does not pay for services provided in accordance with this agreement; DryShips pays for the services. Accordingly, these expenses are recorded in the accompanying unaudited interim condensed consolidated statements of operations and as a shareholders contribution to capital. For the six-month periods ended June 30, 2012 and 2011, total charges from Vivid were $5,802 and $4,240, respectively and were recorded in the accompanying unaudited interim condensed statements of operations and as a shareholders' contribution to capital.

Intercompany loan: In March and April 2011, the Company borrowed an amount of $175,500, interest free, from DryShips for capital expenditures and general corporate purposes. On April 20, 2011, the loan was repaid.

George Economou: In April 2012, companies affiliated with the Company`s Chairman and Chief Executive Officer, George Economou, purchased a total of 2,185,000 common shares of the Company in the public offering of the Company's common shares by DryShips that was completed on April 17, 2012.

Basset Holdings Inc.: Under the Consultancy Agreement effective from June 1, 2012, between the Company and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Antony Kandylidis in his capacity as Executive Vice- President of the Company. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.1 million based on the exchange rate as of June 30, 2012). For the six month period ended June 30, 2012, the Company incurred costs of $1,983 (including sign on bonus of Euro 1.5 million ($1.9 million based on the exchange rate as of June 30, 2012) related to this agreement.